Derivative financial instruments - Effects of derivatives on statement of financial position (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Derivative financial instruments
Current assets	$ 106	$ 274
Non-current assets	453	446
Current liabilities	104	414
Non-current liabilities	686	1,225
Derivatives not designated as hedge
Derivative financial instruments
Current assets	106	274
Non-current assets	453	446
Current liabilities	104	414
Non-current liabilities	686	1,225
Derivatives not designated as hedge | Foreign exchange and interest rate risk
Derivative financial instruments
Current assets	69	140
Non-current assets	141	85
Current liabilities	104	371
Non-current liabilities	475	772
Derivatives not designated as hedge | Foreign exchange and interest rate risk | CDI & TJLP vs. USD fixed and floating rate swap
Derivative financial instruments
Current assets	38	132
Non-current assets		1
Current liabilities	95	293
Non-current liabilities	410	638
Derivatives not designated as hedge | Foreign exchange and interest rate risk | IPCA swap
Derivative financial instruments
Current assets	9	7
Non-current assets	82	61
Current liabilities		20
Non-current liabilities	41	57
Derivatives not designated as hedge | Foreign exchange and interest rate risk | Eurobonds Swap
Derivative financial instruments
Non-current assets	27
Current liabilities	4	7
Non-current liabilities		45
Derivatives not designated as hedge | Foreign exchange and interest rate risk | Euro forward
Derivative financial instruments
Current liabilities		46
Derivatives not designated as hedge | Foreign exchange and interest rate risk | Pre dollar swap
Derivative financial instruments
Current assets	22	1
Non-current assets	32	23
Current liabilities	5	5
Non-current liabilities	24	32
Derivatives not designated as hedge | Commodity price risk
Derivative financial instruments
Current assets	37	134
Non-current assets	3	2
Current liabilities		43
Non-current liabilities		2
Derivatives not designated as hedge | Commodity price risk | Nickel
Derivative financial instruments
Current assets	22	4
Non-current assets	3	2
Current liabilities		5
Non-current liabilities		2
Derivatives not designated as hedge | Commodity price risk | Bunker Oil
Derivative financial instruments
Current assets	15	130
Current liabilities		38
Derivatives not designated as hedge | Others
Derivative financial instruments
Non-current assets	309	359
Non-current liabilities	$ 211	$ 451